Other financial liabilities	12 Months Ended
Sep. 30, 2023
Other financial liabilities
Other financial liabilities

Note 19. Other financial liabilities

Accounting policy

Other financial liabilities include liabilities measured at amortised cost as well as liabilities which are measured at FVIS. Financial liabilities measured at FVIS include:
● Trading liabilities (i.e. securities sold short); and
● Liabilities designated at FVIS (i.e. certain repurchase agreements). Refer to Note 22 for balances measured at fair value and amortised cost. Repurchase agreements

Where securities are sold subject to an agreement to repurchase at a predetermined price, they remain recognised in the balance sheet in their original category (i.e. ‘Trading securities’ or ‘Investment securities’).

The cash consideration received is recognised as a liability (‘Repurchase agreements’). Repurchase agreements are designated at fair value where they are managed as part of a trading portfolio, otherwise they are measured on an amortised cost basis.

Where a repurchase agreement is designated at fair value, any changes in fair value (except those due to changes in credit risk) are recognised in the income statement as they arise. The change in fair value that is attributable to credit risk is recognised in OCI except where it would create an accounting mismatch, in which case it is also recognised in the income statement.

	Consolidated		Parent Entity
$m	2023	2022	2023	2022
Repurchase agreements	25,059	41,257	20,315	37,764
Interbank placements	4,537	4,893	4,533	4,888
Accrued interest payable	4,138	1,738	3,337	1,474
Securities purchased not delivered	3,477	1,880	3,477	1,880
Trade creditors and other accrued expenses[1]	2,191	1,045	1,723	893
Settlement and clearing balances	832	729	805	718
Securities sold short	3,496	3,345	3,496	3,345
Other	1,140	1,473	1,094	1,390
Total other financial liabilities	44,870	56,360	38,780	52,352

1.

In 2023, the Group revised its treatment of ongoing trail commission payable to mortgage brokers. The Group recognised a liability within other financial liabilities equal to the present value of expected future trail commission payable and a corresponding increase in capitalised brokerage costs in loans. The balance as at 30 September 2023 was $1,259 million for the Group and $956 million for the Parent Entity. Refer also to Note 1(iii).